Debt - Long-term Borrowings (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2017 EUR (€)	Jun. 02, 2017 USD ($)	May 16, 2017 USD ($)	Apr. 30, 2016 USD ($)
Debt Instrument [Line Items]
Long-term debt maturing in 2019		$ 301,149,000
Long-term debt maturing in 2020		1,500,375,000
Long-term debt maturing in 2021		281,005,000
Long-term debt maturing in 2022		1,650,268,000
Long-term debt maturing in 2023		272,000
Interest expense on long-term debt		343,119,000	$ 257,350,000	$ 75,509,000
Interest Expense
Debt Instrument [Line Items]
Reduction in interest expense due to amortization of unrealized gain		$ 8,300,000
Designated as Hedging Instrument | Cash Flow Hedging | Interest Rate Contract
Debt Instrument [Line Items]
Derivative pretax gain recognized in OCI	$ 87,600,000
Bridge Loan | Committed Acquisition Financing
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 7,300,000,000
Senior Notes | New Notes
Debt Instrument [Line Items]
Long-term debt issued							$ 6,000,000,000
Senior Notes | Exchange Notes
Debt Instrument [Line Items]
Long-term debt issued						$ 1,478,000,000
Debentures | Floating Rate Loan
Debt Instrument [Line Items]
Long-term debt issued | €					€ 225,000,000
Debentures | 0.92% Fixed Rate Loan
Debt Instrument [Line Items]
Long-term debt issued | €					€ 20,000,000
Interest rate		0.92%			0.919%
Term Loan | Committed Acquisition Financing
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 2,000,000,000